Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity Tables
Summary of stock options

The movement of options is summarized as follows:

		Weighted
		average
	Number	exercise
	of options	price

Balance, December 31, 2015, 2014 and 2013	5,050,000	$0.05
Expired	(2,500,000)	0.05
Balance, December 31, 2016	2,550,000	$0.05

Summary of stock option outstanding and exercisable

The following table summarizes information about stock options outstanding at December 31, 2016:

	Number	Weighted	Number
	outstanding	average	exercisable
	at	remaining	at	Average
Exercise	December 31,	contractual	December 31,	instrinsic	Expiry
price	2016	life (years)	2016	value	date

$0.05	2,550,000	0.25	2,550,000	$-	April 2, 2017*
	2,550,000	0.25	2,550,000